Organization and Principal Activities (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2014	Jun. 30, 2012
Equity Method Investment, Ownership Percentage	100.00%	100.00%
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Asset Impairment Charges	$ 1,688,486
Defensive Assets	$ 10,331,414
Chance High International Limited
Equity Method Investment, Ownership Percentage	100.00%	100.00%
Chairman and Chief Executive Officer
Equity Method Investment, Ownership Percentage	96.70%	96.70%
Two Other Shareholders
Equity Method Investment, Ownership Percentage	3.30%	3.30%